UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549


                                   FORM 13F


                             FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  06/30/2011


Check here if Amendment 	    [ ]; Amendment Number:  ____

This Amendment (Check only one):  [ ] is a restatement.

                                  [ ] adds new holdings entries.



Institutional Investment Manager Filing this Report:



Name:     Kitzinger Lautmann Capital Management Inc.

Address:  330 E Kilbourn Avenue
	    Suite 1180
          Milwaukee WI  53202



Form 13F File Number:



The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true,

correct and complete, and that it is understood that all required items,

statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:



Name:   Tracey S. Campbell

Title:  Operations Manager

Phone:  414.765.1295



Signature, Place, and Date of Signing:



/Tracey S. Campbell/                  Milwaukee, WI          08/10/2011

-------------------------------      --------------------   -----------------

[Signature]                          [City, State]                [Date]



Report type (Check only one):



[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)



[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).



[ ]  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).


                           FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  59

Form 13F Information Table Value Total:  284360

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,

other than the manager filing this report.

     No.     Form 13F File Number         Name


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     Com              88579y101     8795    92725 SH       Sole                                      92725
AT&T Inc.                      Com              00206R102      381    12130 SH       Sole                                      12130
ATSI Communications            Com              00209G202        1    15625 SH       Sole                                      15625
Agnico-Eagle Mines Ltd.        Com              008474108      631    10000 SH       Sole                                      10000
Anadarko Petroleum Corp.       Com              032511107      345     4500 SH       Sole                                       4500
Anthracite Capital Inc.        Com              037023108        0    30770 SH       Sole                                      30770
Arrow Electronics Inc.         Com              042735100    14054   338640 SH       Sole                                     338640
Associated Banc Corp.          Com              045487105     5224   375805 SH       Sole                                     375805
Bank of America                Com              060505104     9922   905327 SH       Sole                                     905327
Berkley W R Corp.              Com              084423102     1037    31968 SH       Sole                                      31968
Boeing Co.                     Com              097023105      273     3690 SH       Sole                                       3690
Boston Scientific Corp.        Com              101137107     5905   854555 SH       Sole                                     854555
Cambrex                        Com              132011107     4665  1009747 SH       Sole                                    1009747
Charles Schwab Corp.           Com              808513105     9005   547425 SH       Sole                                     547425
Cisco Systems                  Com              17275r102     9090   582320 SH       Sole                                     582320
Coastal South Bankshares       Com              190545103       18    11850 SH       Sole                                      11850
Crosstex Energy Inc.           Com              22765y104      327    27460 SH       Sole                                      27460
Cumulus Media Inc.             Com              231082108       73    20850 SH       Sole                                      20850
Cytec Industries Inc.          Com              232820100     8417   147170 SH       Sole                                     147170
Eli Lilly & Co.                Com              532457108      229     6100 SH       Sole                                       6100
Emerson Electric Co.           Com              291011104      399     7088 SH       Sole                                       7088
Emmis Comm. Corp.              Com              291525103       20    18500 SH       Sole                                      18500
Exxon Mobil Corp.              Com              30231g102     1775    21812 SH       Sole                                      21812
Fastenal Company               Com              311900104      461    12800 SH       Sole                                      12800
Female Health Care Products    Com              314462102      100    20000 SH       Sole                                      20000
Fiserv Inc.                    Com              337738108      379     6051 SH       Sole                                       6051
Frontier Oil Corp.             Com              35914p105      258     8000 SH       Sole                                       8000
General Electric Co.           Com              369604103    15809   838254 SH       Sole                                     838254
Hanesbrands Inc.               Com              410345102    13131   459925 SH       Sole                                     459925
IBM                            Com              459200101      778     4538 SH       Sole                                       4538
Intel Corp.                    Com              458140100    11822   533474 SH       Sole                                     533474
Interpublic Group Companies    Com              460690100    13491  1079256 SH       Sole                                    1079256
J P Morgan Chase               Com              46625H100      315     7684 SH       Sole                                       7684
Johnson & Johnson              Com              478160104    10724   161218 SH       Sole                                     161218
Johnson Controls Inc.          Com              478366107      671    16108 SH       Sole                                      16108
Journal Comm. CL'A             Com              481130102      659   127525 SH       Sole                                     127525
Kimberly-Clark Corporation     Com              494368103      257     3861 SH       Sole                                       3861
Kohls Corp.                    Com              500255104    11025   220450 SH       Sole                                     220450
MGIC Investment Corp.          Com              552848103      945   158780 SH       Sole                                     158780
McDonalds Corp.                Com              580135101      961    11402 SH       Sole                                      11402
Medtronic Inc.                 Com              585055106    10772   279573 SH       Sole                                     279573
Microsoft Corp.                Com              594918104     9038   347609 SH       Sole                                     347609
Molex Inc. Cl'A                Com              608554200    14740   686200 SH       Sole                                     686200
National Financial Partners Co Com              63607p208      158    13680 SH       Sole                                      13680
Nexity Financial Corp.         Com              65333r200        0    50001 SH       Sole                                      50001
Orion Energy System Inc.       Com              686275108      163    41508 SH       Sole                                      41508
Owens-Illinois Inc.            Com              690768403    13021   504500 SH       Sole                                     504500
Pfizer Inc.                    Com              717081103      543    26377 SH       Sole                                      26377
Procter & Gamble Co.           Com              742718109     8768   137921 SH       Sole                                     137921
Range Resources Corp.          Com              75281a109     8748   157625 SH       Sole                                     157625
Schlumberger Ltd.              Com              806857108      635     7352 SH       Sole                                       7352
Sealed Air Corp.               Com              81211k100     9760   410236 SH       Sole                                     410236
Smart Balance Inc.             Com              83169y108      114    22000 SH       Sole                                      22000
Time Warner Inc.               Com              887317303     8400   230958 SH       Sole                                     230958
US Bancorp                     Com              902973304    14628   573430 SH       Sole                                     573430
Union Pacific Corp.            Com              907818108     1044    10000 SH       Sole                                      10000
United Parcel Service Cl'B     Com              911312106     8610   118065 SH       Sole                                     118065
Wells Fargo & Co.              Com              949746101    12578   448262 SH       Sole                                     448262
Whirlpool Corp.                Com              963320106      268     3300 SH       Sole                                       3300